Commitments and Contingencies - Additional Information (Detail)	1 Months Ended	12 Months Ended
	May 31, 2016 Employee	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Commitments and Contingencies [Line Items]
Operating leases rental expense		$ 11,500,000	$ 8,400,000	$ 7,100,000
Maximum percentage of registered capital contributed to surplus reserve		50.00%
Maximum amount of registered capital contributed to surplus reserve		$ 5,200,000
Percentage of dividends payment after tax profits		90.00%
Percentage of dividend contributed to surplus reserve		10.00%
Percentage of dividends payment after tax profits upon fulfillment of requirement		100.00%
Surplus reserve fund		$ 4,400,000
Collective bargaining agreement period	3 years
Percentage of average increase in payment	20.00%
Number of other employees covered by collective bargaining agreements | Employee	0
Minimum [Member]
Commitments and Contingencies [Line Items]
Operating leases, contract terms		12 months
Maximum [Member]
Commitments and Contingencies [Line Items]
Operating leases, contract terms		120 months